UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-02213

Castle Convertible Fund, Inc.

(Exact name of registrant as specified in charter)

111 Fifth Avenue – 2nd Floor, New York, NY	10003
(Address of principal executive offices)	(Zip code)

Fred Alger Management, Inc., Attn: Hal Liebes, 111 Fifth Avenue, New York, NY 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 806-2966

Date of fiscal year end: 10/31/07

Date of reporting period: 07/01/07- 06/30/2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of44U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02213

Reporting Period: 07/01/2007 - 06/30/2008

Castle Convertible Fund, Inc.

======================== CASTLE CONVERTIBLE FUND, INC. =========================

CONOCOPHILLIPS

Ticker:       COP            Security ID:  20825C104

Meeting Date: MAY 14, 2008   Meeting Type: Annual

Record Date:  MAR 17, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Elect Director Harold W. McGraw III       For       For        Management

2     Elect Director James J. Mulva             For       For        Management

3     Elect Director Bobby S. Shackouls         For       For        Management

4     Declassify the Board of Directors         For       For        Management

5     Ratify Auditors                           For       For        Management

6     Require Director Nominee Qualifications   Against   Against    Shareholder

7     Report on Indigenous Peoples Rights       Against   Against    Shareholder

      Policies

8     Advisory Vote to Ratify Named Executive   Against   For        Shareholder

      Officers' Compensation

9     Report on Political Contributions         Against   For        Shareholder

10    Adopt Greenhouse Gas Emissions Goals for  Against   For        Shareholder

      Products and Operations

11    Report on Community Environmental Impacts Against   Against    Shareholder

      of Operations

12    Report on Environmental Damage from       Against   For        Shareholder

      Drilling in the National Petroleum

      Reserve

13    Report on Environmental Impact of Oil     Against   For        Shareholder

      Sands Operations in Canada

14    Report on Global Warming                  Against   Against    Shareholder

--------------------------------------------------------------------------------

JPMORGAN CHASE & CO.

Ticker:       JPM            Security ID:  46625H100

Meeting Date: MAY 20, 2008   Meeting Type: Annual

Record Date:  MAR 21, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Elect Director Crandall C. Bowles         For       For        Management

2     Elect Director Stephen B. Burke           For       For        Management

3     Elect Director David M. Cote              For       For        Management

4     Elect Director James S. Crown             For       For        Management

5     Elect Director James Dimon                For       For        Management

6     Elect Director Ellen V. Futter            For       For        Management

7     Elect Director William H. Gray, III       For       For        Management

8     Elect Director Laban P. Jackson, Jr.      For       For        Management

9     Elect Director Robert I. Lipp             For       For        Management

10    Elect Director David C. Novak             For       For        Management

11    Elect Director Lee R. Raymond             For       For        Management

12    Elect Director William C. Weldon          For       For        Management

13    Ratify Auditors                           For       For        Management

14    Amend Omnibus Stock Plan                  For       Against    Management

15    Amend Executive Incentive Bonus Plan      For       For        Management

16    Report on Government Service of Employees Against   Against    Shareholder

17    Report on Political Contributions         Against   For        Shareholder

18    Require Independent Board Chairman        Against   Against    Shareholder

19    Advisory Vote to Ratify Named Executive   Against   For        Shareholder

      Officers' Compensation

20    Require More Director Nominations Than    Against   Against    Shareholder

      Open Seats

21    Report on Human Rights Investment         Against   Against    Shareholder

      Policies

22    Report on Lobbying Activities             Against   Against    Shareholder

--------------------------------------------------------------------------------

ROYAL DUTCH SHELL PLC

Ticker:       RDS.A          Security ID:  780259206

Meeting Date: MAY 20, 2008   Meeting Type: Annual

Record Date:  APR 9, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     ADOPTION OF ANNUAL REPORT & ACCOUNTS      For       For        Management

2     APPROVAL OF REMUNERATION REPORT           For       For        Management

3     ELECTION OF DR. JOSEF ACKERMANN AS A      For       For        Management

      DIRECTOR OF THE COMPANY

4     RE-ELECTION OF SIR PETER JOB AS A         For       For        Management

      DIRECTOR OF THE COMPANY

5     RE-ELECTION OF LAWRENCE RICCIARDI AS A    For       For        Management

      DIRECTOR OF THE COMPANY

6     RE-ELECTION OF PETER VOSER AS A DIRECTOR  For       For        Management

      OF THE COMPANY

7     Ratify Auditors                           For       For        Management

8     REMUNERATION OF AUDITORS                  For       For        Management

9     AUTHORITY TO ALLOT SHARES                 For       For        Management

10    DISAPPLICATION OF PRE-EMPTION RIGHTS      For       For        Management

11    AUTHORITY TO PURCHASE OWN SHARES          For       For        Management

12    AUTHORITY FOR CERTAIN DONATIONS AND       For       For        Management

      EXPENDITURE

13    AMENDMENTS TO LONG-TERM INCENTIVE PLAN    For       For        Management

14    AMENDMENTS TO RESTRICTED SHARE PLAN       For       Abstain    Management

15    ADOPTION OF NEW ARTICLES OF ASSOCIATION   For       For        Management

--------------------------------------------------------------------------------

TXU CORP.

Ticker:       TXU            Security ID:  873168108

Meeting Date: SEP 7, 2007    Meeting Type: Annual

Record Date:  JUL 19, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Approve Merger Agreement                  For       For        Management

2     Adjourn Meeting                           For       For        Management

3.1   Elect Director Leldon E. Echols           For       For        Management

3.2   Elect Director Kerney Laday               For       For        Management

3.3   Elect Director Jack E. Little             For       For        Management

3.4   Elect Director Gerardo I. Lopez           For       For        Management

3.5   Elect Director J. E. Oesterreicher        For       For        Management

3.6   Elect Director Michael W. Ranger          For       For        Management

3.7   Elect Director Leonard H. Roberts         For       For        Management

3.8   Elect Director Glenn F. Tilton            For       For        Management

3.9   Elect Director C. John Wilder             For       For        Management

4     Ratify Auditors                           For       For        Management

5     Adopt Quantitative Emissions Goals        Against   Against    Shareholder

6     Report on Political Contributions         Against   For        Shareholder

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Castle Convertible Fund, Inc.

By (Signature and Title)*	Daniel C. Chung
Daniel C. Chung, Principal Executive Officer

Date	8/25/08

*  Print the name and title of each signing officer under his or her signature.